Income Taxes (Details) - Schedule of income (loss) before income taxes - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Income before income (loss) taxes	$ (313)	$ 568	$ (600)
Hong Kong [Member]
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Income before income (loss) taxes	(1,065)	100	(233)
China [Member]
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Income before income (loss) taxes	774	354	(458)
Myanmar [Member]
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Income before income (loss) taxes	$ (22)	$ 114	$ 91